Schedule of Investments (unaudited)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority, RB, 5.00%, 09/01/30	$155	$167,348
Alabama Highway Authority, RB, 5.00%, 09/01/30 (AG)	260	280,723
Alabama Highway Finance Corp., RB, 5.00%, 08/01/33	215	229,767
Alabama Public School & College Authority, RB
5.00%, 11/01/30	85	91,944
5.00%, 11/01/31	285	307,028
Series A, 5.00%, 11/01/32	1,110	1,191,530
Series A, 5.00%, 11/01/34	80	85,362
Auburn University, RB, 5.00%, 06/01/30	35	37,581
City of Birmingham Regional Water Works, RB, 5.00%, 01/01/30	210	215,724
City of Huntsville Alabama, GOL, 5.00%, 12/01/30	25	27,115
State of Alabama, GO, 5.00%, 11/01/30	30	32,517
University of Alabama (The), RB
5.00%, 07/01/30	145	156,205
5.00%, 07/01/30	245	259,155
University of Alabama at Birmingham, RB, 5.00%, 10/01/30	200	215,795
Water Works Board of the City of Birmingham (The), RB, 5.00%, 01/01/30	65	69,096
		3,366,890
Alaska — 0.6%
Borough of Matanuska-Susitna Alaska, GO, 5.00%, 11/01/30	120	129,659
Borough of North Slope Alaska, GO, 5.00%, 06/30/30	290	312,261
Municipality of Anchorage Alaska, GO
5.00%, 04/01/30	150	160,732
5.00%, 09/01/30	50	53,886
5.00%, 09/01/30	85	88,395
5.00%, 04/01/32	275	292,943
5.00%, 04/01/34	250	264,777
State of Alaska, GO
5.00%, 08/01/30	345	372,477
5.00%, 08/01/32	115	122,930
		1,798,060
Arizona — 1.7%
Arizona Board of Regents, RB
5.00%, 07/01/30	360	386,991
5.00%, 07/01/33	175	186,763
Arizona State University, RB, 5.00%, 07/01/30	50	52,875
City of Chandler AZ Excise Tax Revenue, RB, 5.00%, 07/01/30	140	151,184
City of Mesa Arizona Utility System Revenue, RB, 5.00%, 07/01/30	500	537,831
City of Mesa Arizona, GO, 5.00%, 07/01/30	395	425,038
City of Phoenix Civic Improvement Corp., RB
5.00%, 07/01/30	865	933,437
5.00%, 07/01/30	105	109,214
5.00%, 07/01/31	75	80,690
5.00%, 07/01/32	30	32,164
5.00%, 07/01/33	180	192,496
County of Pima AZ Sewer System Revenue, RB, 5.00%, 07/01/30	100	107,720
County of Pima AZ, COP, 5.00%, 12/01/30	90	96,934
County of Pima Sewer System Revenue, COP, 5.00%, 07/01/30	400	430,879
County of Pima Sewer System Revenue, RB, 5.00%, 07/01/30	95	100,511
Security	Par (000)	Value
Arizona (continued)
Maricopa County Unified School District No. 48 Scottsdale, GO
4.00%, 07/01/32	$85	$87,108
4.00%, 07/01/33	75	76,420
Maricopa County Unified School District No. 80 Chandler, GO
4.00%, 07/01/33	60	61,424
5.00%, 07/01/30	70	75,511
Maricopa County Union High School District No. 210-Phoenix, GO, 5.00%, 07/01/30	410	441,493
Salt River Project Agricultural Improvement & Power District, RB
5.00%, 01/01/30	425	438,049
5.00%, 01/01/32	170	181,111
5.00%, 01/01/33	110	116,907
5.00%, 01/01/34	195	206,826
Scottsdale Municipal Property Corp., RB, 5.00%, 07/01/30	40	43,134
		5,552,710
Arkansas — 0.2%
City of Little Rock Arkansas, GOL, 4.00%, 02/01/30	140	141,780
University of Arkansas, RB
5.00%, 11/01/30	300	323,179
5.00%, 12/01/30	20	21,593
		486,552
California — 11.1%
Alameda Corridor Transportation Authority, RB, 0.00%, 10/01/30 (NPFGC)(a)	80	69,724
Alhambra Unified School District, GO, 0.00%, 08/01/30 (AG)(a)	20	17,596
Anaheim Public Financing Authority, RB
0.00%, 09/01/30 (AG)(a)	255	223,392
5.00%, 09/01/30 (BAM)	250	265,308
Beverly Hills Unified School District California, GO, 0.00%, 08/01/30(a)	760	676,574
California Infrastructure & Economic Development Bank, RB, 5.00%, 07/01/30	515	551,192
California School Finance Authority, RB
4.00%, 07/01/31	75	77,662
4.00%, 07/01/34	30	30,743
California State Public Works Board, RB
3.00%, 05/01/30	245	242,031
5.00%, 02/01/30	350	376,113
5.00%, 05/01/30	55	59,332
5.00%, 08/01/30	75	81,215
5.00%, 11/01/30	150	163,023
5.00%, 12/01/30	290	315,556
5.00%, 03/01/31	235	251,445
City & County of San Francisco California, GO
2.00%, 06/15/30	285	266,159
4.00%, 06/15/30	45	46,790
City of Fairfield California, COP, 0.00%, 04/01/30 (AG)(a)	230	204,091
City of Los Angeles Department of Airports, RB
5.00%, 05/15/30	100	108,038
5.00%, 05/15/33	120	128,544
City of Palo Alto California, COP, 3.00%, 11/01/32	75	72,882
Clovis Unified School District, GO, 0.00%, 08/01/30 (NPFGC)(a)	100	88,603

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
Coast Community College District, GO, 0.00%, 08/01/30 (AGM)(a)	$135	$119,286
County of Sacramento California, COP, 5.00%, 10/01/30	115	120,367
East Side Union High School District, GO, 5.00%, 08/01/30	350	379,830
Eastern Municipal Water District Financing Authority, RB, 5.00%, 07/01/33	35	37,927
Escondido Union High School District, GO, 0.00%, 08/01/30 (AGC)(a)	80	70,327
Fontana Unified School District, GO, 0.00%, 08/01/30(a)	75	66,010
Foothill-De Anza Community College District, GO, 0.00%, 08/01/30 (NPFGC)(a)	110	97,925
Gilroy Unified School District, GO, 0.00%, 08/01/30 (AG)(a)	70	61,876
Glendale Community College District, GO, 0.00%, 08/01/33(a)	90	70,349
Glendale Unified School District California, GO, 4.00%, 09/01/30	25	25,637
Grossmont Union High School District, GO, 0.00%, 08/01/30(a)	300	264,975
Grossmont-Cuyamaca Community College District, GO, 0.00%, 08/01/30 (AGC)(a)	15	13,270
Jefferson Union High School District, GO, 5.00%, 08/01/30	150	163,081
Los Angeles Community College District California, GO, 5.00%, 08/01/30	70	76,407
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue, RB
Series A, 5.00%, 06/01/32	85	91,764
Series A, 5.00%, 06/01/33	165	177,691
Los Angeles Department of Water & Power Water System Revenue, RB
5.00%, 01/01/30	760	799,243
5.00%, 07/01/30	375	400,668
5.00%, 07/01/30	35	35,902
5.00%, 07/01/30	275	284,531
5.00%, 07/01/32	180	190,995
5.00%, 07/01/33	95	100,450
Series B, 4.00%, 07/01/30	170	174,667
Los Angeles Department of Water & Power, RB
5.00%, 07/01/30	1,080	1,153,925
5.00%, 07/01/30	1,045	1,088,869
5.00%, 07/01/30	550	583,083
Series D, 5.00%, 07/01/30	100	103,466
Los Angeles Unified School District California , GO
5.00%, 07/01/30	665	718,663
5.00%, 07/01/32	125	134,058
Series C, 4.00%, 07/01/31	155	161,593
Los Angeles Unified School District California, GO
5.00%, 07/01/30	320	345,823
5.00%, 07/01/30	175	186,059
5.00%, 07/01/32	395	423,624
Series B-1, 5.00%, 07/01/30	175	180,467
Series C, 4.00%, 07/01/33	165	170,244
Manhattan Beach Unified School District, GO, 0.00%, 09/01/30(a)	715	630,662
Mount San Jacinto Community College District, GO, 3.00%, 08/01/30	75	74,711
Security	Par (000)	Value
California (continued)
Mountain View Los Altos Union High School District California, GO, 3.00%, 08/01/31	$240	$240,349
Municipal Improvement Corp. of Los Angeles, RB
5.00%, 05/01/30	275	295,616
5.00%, 11/01/30	855	925,560
New Haven Unified School District, GO, 0.00%, 08/01/30 (AGC)(a)	160	140,158
Newport Mesa Unified School District, GO
0.00%, 08/01/30(a)	315	278,991
0.00%, 08/01/30 (NPFGC)(a)	345	304,362
Northern California Transmission Agency, RB, 5.00%, 05/01/30	500	540,124
Palo Alto Unified School District, GO
0.00%, 08/01/30(a)	395	351,087
3.00%, 08/01/33	100	95,733
3.00%, 08/01/34	100	94,323
Poway Unified School District, GO, 0.00%, 08/01/30(a)	270	239,409
Rancho Santiago Community College District, GO, 0.00%, 09/01/30 (AGM)(a)	880	775,887
Riverside County Public Financing Authority, TA, 5.00%, 10/01/30 (BAM)	160	173,596
Riverside Unified School District Financing Authority, ST, 5.00%, 09/01/30	100	109,538
Sacramento Municipal Utility District, RB, 5.00%, 08/15/30	145	158,030
San Diego Unified School District California, GO
0.00%, 07/01/30(a)	345	307,127
5.00%, 07/01/30	150	163,155
Series C, 0.00%, 07/01/30(a)	105	93,474
San Francisco Bay Area Rapid Transit District, GO
4.00%, 08/01/30	90	93,412
5.00%, 08/01/30	140	149,560
San Francisco City & County Public Utilities Commission Wastewater Revenue, RB, 5.00%, 10/01/30	55	60,065
San Francisco Unified School District, GO, 5.00%, 06/15/30	75	81,083
San Jose Evergreen Community College District, GO, 0.00%, 09/01/30 (AGM)(a)	65	57,958
San Jose Unified School District, GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	485	432,272
San Juan Unified School District, GO, 4.00%, 08/01/30	460	470,786
San Mateo County Community College District, GO
0.00%, 09/01/30 (NPFGC)(a)	585	512,076
Series C, 0.00%, 09/01/30 (NPFGC)(a)	55	48,144
Santa Clarita Community College District, GO, 0.00%, 08/01/30 (AG)(a)	115	102,175
Simi Valley Unified School District, GO, 0.00%, 08/01/30 (AGM)(a)	380	335,767
Southern California Public Power Authority, RB
5.00%, 07/01/30	480	512,855
5.00%, 07/01/32	60	64,075
State of California Department of Water Resources, RB, 5.00%, 12/01/32	100	108,685
State of California, GO
3.50%, 08/01/30	25	25,597
5.00%, 03/01/30	405	436,068
5.00%, 04/01/30	175	188,670
5.00%, 04/01/30	135	142,903
5.00%, 08/01/30	1,440	1,560,460
5.00%, 08/01/30	675	703,809

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
5.00%, 09/01/30	$400	$433,998
5.00%, 10/01/30	225	244,423
5.00%, 10/01/30	695	742,023
5.00%, 11/01/30	1,725	1,876,202
5.00%, 12/01/30	430	468,259
5.00%, 11/01/31	375	406,177
5.00%, 11/01/31	415	449,502
5.00%, 03/01/32	140	149,810
5.00%, 03/01/32	145	155,160
5.00%, 11/01/32	205	221,420
5.00%, 11/01/32	190	205,219
5.00%, 03/01/33	990	1,056,731
5.00%, 03/01/34	335	356,678
5.00%, 03/01/34	200	212,942
Series B, 5.00%, 11/01/32	165	178,216
Transbay Joint Powers Authority, TA, 5.00%, 10/01/30	35	36,264
University of California, RB
4.00%, 05/15/30	335	341,263
5.00%, 05/15/30	1,580	1,705,991
5.00%, 05/15/30	170	176,562
5.00%, 05/15/31	85	91,343
Series O, 5.00%, 05/15/30	125	129,780
Upland Unified School District, GO, 0.00%, 08/01/30 (AGM)(a)	245	217,079
		35,322,419
Colorado — 1.5%
Board of Governors of Colorado State University System, RB, 5.00%, 03/01/30	85	87,726
Board of Water Commissioners City & County of Denver (The), RB
4.00%, 09/15/33	155	158,768
5.00%, 09/15/31	50	53,953
Series B, 5.00%, 09/15/32	165	177,370
City & County of Denver Airport System Revenue, RB
5.00%, 11/15/30	205	221,595
5.00%, 11/15/30	145	154,174
5.00%, 11/15/32	45	48,345
City & County of Denver Airport System Revenue, RB, AMT, 5.00%, 11/15/30	85	91,668
City & County of Denver Co., COP, 5.00%, 12/01/30	115	124,490
City & County of Denver Colorado, GO
5.00%, 08/01/30	35	37,884
5.00%, 08/01/30	85	90,197
5.00%, 08/01/31	195	210,029
Series B, 5.00%, 08/01/30	250	270,598
City & County of Denver Pledged Excise Tax Revenue, RB, 5.00%, 08/01/30	170	182,941
City of Colorado Springs Utilities System Revenue, RB, 5.00%, 11/15/30	235	254,733
Denver City & County School District No. 1, GO
5.00%, 12/01/31 (SAW)	160	173,114
5.00%, 12/01/32 (SAW)	60	64,661
5.00%, 12/01/34 (SAW)	155	166,034
E-470 Public Highway Authority, RB, 0.00%, 09/01/30 (NPFGC)(a)	630	555,276
Metro Wastewater Reclamation District, RB, 5.00%, 04/01/33	230	244,973
Park Creek Metropolitan District, TA, 5.00%, 12/01/30 (AG)	60	64,396
Regional Transportation District, COP, 5.00%, 06/01/30	375	402,906
Security	Par (000)	Value
Colorado (continued)
State of Colorado, COP
5.00%, 03/15/30	$230	$237,766
5.00%, 03/15/30	20	21,025
5.00%, 06/15/30	225	241,958
University of Colorado, RB
4.00%, 06/01/30	135	140,302
5.00%, 06/01/30	40	43,070
5.00%, 10/01/30	120	129,819
		4,649,771
Connecticut — 2.7%
Aquarion Water Authority, RB, 5.00%, 08/01/30	750	802,128
Connecticut State Health & Educational Facilities Authority, RB, 5.00%, 07/01/64(b)	1,450	1,557,600
State of Connecticut Special Tax Revenue, RB
5.00%, 01/01/30	70	72,065
5.00%, 05/01/30	445	478,213
5.00%, 07/01/30	510	549,370
5.00%, 11/01/30	215	232,663
5.00%, 05/01/31	250	267,396
Series A, 5.00%, 05/01/30	250	268,659
Series A, 5.00%, 05/01/33	195	207,500
Series B, 5.00%, 10/01/30	415	432,941
State of Connecticut, GO
4.00%, 01/15/30	775	802,421
4.00%, 06/01/30	350	363,205
4.00%, 06/01/32	145	148,846
4.00%, 06/01/33	170	173,819
5.00%, 01/15/30	500	535,006
5.00%, 03/01/30	30	32,162
5.00%, 05/01/30	170	182,688
5.00%, 05/15/30	405	435,469
5.00%, 07/15/30	60	64,667
5.00%, 08/01/30	20	21,569
5.00%, 09/15/30	265	286,271
5.00%, 11/15/30	390	422,258
5.00%, 12/01/30	115	124,588
Series A, 5.00%, 01/15/31	180	191,748
University of Connecticut, RB, 5.00%, 02/15/30	60	64,284
		8,717,536
Delaware — 0.5%
Delaware Transportation Authority, RB
5.00%, 07/01/30	110	116,506
5.00%, 09/01/30	405	437,102
5.00%, 09/01/31	435	467,947
State of Delaware, GO
4.00%, 01/01/32	60	61,941
4.00%, 01/01/33	160	164,419
5.00%, 01/01/30	170	182,361
University of Delaware, RB, 5.00%, 11/01/30	50	54,029
		1,484,305
District of Columbia — 1.0%
District of Columbia Income Tax Revenue, RB
5.00%, 03/01/30	370	396,516
5.00%, 05/01/30	105	112,794
5.00%, 10/01/30	85	91,841
5.00%, 10/01/30	140	148,754
5.00%, 12/01/30	70	75,803
5.00%, 03/01/33	265	281,373
5.00%, 05/01/33	225	239,415
5.00%, 05/01/34	175	185,704

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
District of Columbia (continued)
District of Columbia, GO
5.00%, 06/01/30	$105	$112,928
5.00%, 06/01/30	135	140,029
5.00%, 08/01/30	80	86,243
5.00%, 12/01/30	125	135,363
District of Columbia, RB, 5.00%, 12/01/30	195	207,248
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, RB, 0.00%, 10/01/30 (AG)(a)	250	217,034
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
5.00%, 07/15/30	395	423,878
5.00%, 07/15/32	120	127,654
5.00%, 07/15/33	140	148,348
		3,130,925
Florida — 4.4%
Central Florida Expressway Authority, RB
5.00%, 07/01/30	290	311,820
5.00%, 07/01/30 (AG)	135	145,416
5.00%, 07/01/30 (AGM)	535	576,279
City of Hollywood FL Water & Sewer Revenue, RB, 5.00%, 10/01/34	60	64,179
City of Hollywood Water & Sewer Revenue, RB, 5.00%, 10/01/33	60	64,384
City of Jacksonville Florida, RB, 5.00%, 10/01/30	815	878,935
County of Manatee Public Utilities Revenue, RB, 5.00%, 10/01/30	40	43,219
County of Miami-Dade Aviation Revenue, RB
4.00%, 10/01/34	55	55,402
5.00%, 10/01/33	125	133,332
County of Miami-Dade Florida Aviation Revenue, RB, 5.00%, 10/01/30	70	75,233
County of Miami-Dade Florida, GO
4.00%, 07/01/31	90	92,008
5.00%, 07/01/30	330	354,577
5.00%, 07/01/33	525	558,837
County of Miami-Dade Florida, RB
4.00%, 04/01/33	70	71,331
4.00%, 04/01/34	100	101,620
5.00%, 04/01/30	85	91,109
5.00%, 04/01/32	60	63,913
County of Miami-Dade Transit System, RB, 5.00%, 07/01/30	225	237,658
County of Miami-Dade Water & Sewer System Revenue, RB
5.00%, 10/01/30	215	231,430
5.00%, 10/01/30	215	224,114
County of Orange Water Utility System Revenue, RB
5.00%, 10/01/30	230	249,168
5.00%, 10/01/34	200	213,527
Duval County Public Schools, COP
5.00%, 07/01/30 (AGM)	670	717,339
5.00%, 07/01/32 (AG)	155	164,646
Florida Municipal Power Agency, RB
5.00%, 10/01/30	405	436,443
5.00%, 10/01/30	160	166,623
Hillsborough County School Board, COP, 5.00%, 07/01/30	760	787,349
JEA Electric System Revenue, RB, 5.00%, 10/01/30 (AGC)	485	523,047
JEA Water & Sewer System Revenue, RB, 5.00%, 10/01/30	100	108,252
Security	Par (000)	Value
Florida (continued)
Miami-Dade County Educational Facilities Authority, RB, 5.00%, 04/01/30	$280	$298,139
Orange County School Board, COP, 5.00%, 08/01/30	150	161,120
Orlando Utilities Commission, RB
5.00%, 10/01/30	75	81,128
5.00%, 10/01/30	20	21,058
Palm Beach County School District, COP
5.00%, 08/01/30	500	537,846
5.00%, 08/01/32	50	53,272
5.00%, 08/01/33	520	554,085
School Board of Miami-Dade County (The), GO, 5.00%, 03/15/30 (BAM)	105	112,700
School District of Broward County Florida, COP
5.00%, 07/01/30	560	598,501
5.00%, 07/01/30 (AG)	20	21,474
5.00%, 07/01/33	220	232,776
Series A, 5.00%, 07/01/32	470	498,361
Series A, 5.00%, 07/01/34	155	163,641
School District of Broward County/Florida, GO, 5.00%, 07/01/30	50	53,590
State of Florida Department of Transportation Turnpike System Revenue, RB
4.00%, 07/01/32	125	128,281
4.00%, 07/01/34	80	81,619
5.00%, 07/01/30	545	587,260
5.00%, 07/01/30	60	62,383
State of Florida Department of Transportation, RB
3.00%, 07/01/33	180	169,583
3.00%, 07/01/34	120	111,946
5.00%, 07/01/30	310	332,613
State of Florida, GO
5.00%, 06/01/30	315	339,496
5.00%, 07/01/30	75	80,902
5.00%, 06/01/33	165	176,250
Series A, 5.00%, 06/01/30	155	167,053
Tohopekaliga Water Authority, RB, 5.00%, 10/01/30	250	269,811
Volusia County School Board, COP, 5.00%, 08/01/30	420	447,874
		14,083,952
Georgia — 2.0%
Athens-Clarke County Unified, Government, GO, 5.00%, 12/01/30	120	130,203
City of Atlanta Department of Aviation, RB, 5.00%, 07/01/30	165	177,471
City of Atlanta GA Department of Aviation, RB, 5.00%, 07/01/30	45	47,607
City of Atlanta GA, GO, 5.00%, 12/01/30, (ETM)	50	54,023
City of Atlanta Water & Wastewater Revenue, RB
5.00%, 11/01/30 (BAM)	290	314,911
5.75%, 11/01/30 (AG)	400	446,274
County of Columbia Water & Sewerage Revenue, RB, 5.00%, 06/01/30	55	59,256
County of DeKalb Water & Sewerage Revenue, RB, 5.00%, 10/01/30	360	388,988
Forsyth County School District, GO
5.00%, 02/01/30	65	69,820
5.00%, 02/01/34	135	143,436
Georgia Ports Authority, RB, 5.00%, 07/01/30	295	318,215
Georgia State Road & Tollway Authority, RB, 5.00%, 06/01/31	165	176,618
Hall County School District, GO, 2.00%, 02/01/30 (SAW)	475	448,548

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Henry County School District, GO, 4.00%, 08/01/30 (SAW)	$150	$156,031
Metropolitan Atlanta Rapid Transit Authority, RB, 5.00%, 07/01/30	50	52,970
Municipal Electric Authority of Georgia, RB
5.00%, 01/01/30	155	164,669
5.00%, 01/01/30	260	271,450
5.00%, 07/01/30 (AG)	100	107,111
Private Colleges & Universities Authority, RB, 5.00%, 09/01/30	705	760,403
State of Georgia, GO
4.00%, 01/01/30	245	254,753
4.00%, 12/01/30	1,000	1,046,412
5.00%, 07/01/30	350	378,257
5.00%, 07/01/30	30	31,827
5.00%, 08/01/30	140	151,491
5.00%, 08/01/33	165	176,922
Series A, 5.00%, 08/01/32	90	96,738
		6,424,404
Hawaii — 1.4%
City & County of Honolulu Hawaii, GO
5.00%, 03/01/30	635	681,648
5.00%, 07/01/30	275	296,651
5.00%, 08/01/30	110	116,563
5.00%, 09/01/30	45	46,881
5.00%, 07/01/31	150	161,036
5.00%, 07/01/32	120	128,428
5.00%, 07/01/33	80	85,432
5.00%, 07/01/34	120	127,772
Series B, 5.00%, 03/01/30	30	32,204
Series B, 5.00%, 03/01/31	230	245,839
County of Hawaii Hawaii, GO
5.00%, 09/01/31	95	102,502
5.00%, 09/01/34	45	47,970
County of Maui Hawaii, GO, 5.00%, 03/01/32	495	527,126
County of Maui, GO, 5.00%, 03/01/30	165	177,063
State of Hawaii Airports System Revenue, RB
5.00%, 07/01/30	165	177,345
5.00%, 07/01/31	20	21,430
5.00%, 07/01/33	1,090	1,161,449
State of Hawaii Harbor System Revenue, RB
4.00%, 07/01/32	145	148,222
4.00%, 07/01/33	60	61,092
University of Hawaii, RB, 5.00%, 10/01/30	165	177,897
		4,524,550
Idaho — 0.1%
Idaho Housing & Finance Association, RB, 5.00%, 07/15/30	160	171,149
Illinois — 3.9%
Board of Trustees of the University of Illinois (The), RB, 5.00%, 04/01/31	95	100,949
Chicago O'Hare International Airport, RB
5.00%, 01/01/30	805	857,017
5.00%, 01/01/31	225	238,860
5.00%, 01/01/32	165	174,687
5.00%, 01/01/33	60	63,325
Series A, 5.00%, 01/01/34	250	263,240
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.00%, 12/01/30	100	107,034
Security	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Waterworks Revenue, RB, 5.00%, 11/01/30 (AG)	$90	$96,612
City of Chicago Illinois, GO, 5.00%, 01/01/30	140	143,544
City of Chicago Wastewater Transmission Revenue, RB
5.00%, 01/01/30 (AGM)	220	234,083
5.00%, 01/01/30 (BAM)	535	569,248
City of Chicago Waterworks Revenue, RB, 5.00%, 11/01/30	60	64,236
County of Cook Illinois, GO, 5.00%, 11/15/31	115	123,112
County of Cook Sales Tax Revenue, RB, 5.00%, 11/15/30	170	182,572
Illinois Finance Authority, RB
5.00%, 01/01/30	85	90,726
5.00%, 04/01/30	485	517,129
5.00%, 07/01/30	315	338,592
Illinois State Toll Highway Authority, RB
5.00%, 01/01/30	1,045	1,114,694
5.00%, 01/01/30	575	591,365
5.00%, 01/01/31	615	653,574
Metropolitan Pier & Exposition Authority, RB, 0.00%, 06/15/30 (NPFGC)(a)	70	61,092
Metropolitan Water Reclamation District of Greater Chicago, GO, 5.00%, 12/01/30	80	86,500
Metropolitan Water Reclamation District of Greater Chicago, GOL, 5.00%, 12/01/30	420	454,128
Regional Transportation Authority, RB, 6.00%, 07/01/30 (NPFGC)	445	492,740
Sales Tax Securitization Corp., RB
5.00%, 01/01/31	105	110,917
5.00%, 01/01/32	125	131,685
5.00%, 01/01/33	100	105,086
5.00%, 01/01/34	160	167,747
Series A, 5.00%, 01/01/30	555	587,939
State of Illinois Sales Tax Revenue, RB
4.00%, 06/15/30 (BAM)	135	138,622
5.00%, 06/15/30	235	250,216
State of Illinois, GO
5.00%, 04/01/30	500	530,550
5.00%, 05/01/30	745	791,200
5.00%, 07/01/30	555	590,415
5.00%, 10/01/30	190	202,612
5.00%, 12/01/30	445	475,270
5.00%, 10/01/31	50	53,085
Series A, 5.00%, 10/01/30	275	285,366
Series B, 5.00%, 10/01/30	100	103,769
Series B, 5.00%, 11/01/30	100	105,219
		12,248,757
Indiana — 1.5%
Ball State University, RB, 5.00%, 07/01/30	40	42,846
City of Indianapolis Department of Public Utilities Water System Revenue, RB, 5.00%, 10/01/30	260	270,511
Indiana Finance Authority, RB
5.00%, 02/01/30	740	791,313
5.00%, 02/01/30	205	215,356
5.00%, 02/01/30	105	110,058
5.00%, 02/01/30	50	52,563
5.00%, 10/01/30	950	1,023,022
5.00%, 10/01/31	170	182,328
5.00%, 10/01/32	70	74,752
5.00%, 10/01/34	65	69,300

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indiana (continued)
Indiana Municipal Power Agency, RB
5.00%, 01/01/30 (AGC)	$55	$58,709
5.00%, 01/01/30	235	241,615
5.00%, 01/01/30	30	31,401
Indiana University, RB
4.00%, 06/01/30	75	77,808
5.00%, 08/01/30	110	118,683
5.00%, 06/01/32	130	138,954
5.00%, 08/01/32	35	37,471
Indianapolis Local Public Improvement Bond Bank, RB
5.00%, 01/01/30	25	25,677
5.00%, 01/01/30	120	125,834
5.00%, 02/01/30	470	500,703
5.00%, 02/01/30	20	20,988
Purdue University, RB
5.00%, 07/01/30	425	457,678
5.00%, 07/01/30	25	25,985
5.00%, 07/01/31	155	166,001
5.00%, 07/01/33	55	58,572
		4,918,128
Iowa — 0.3%
City of Des Moines Iowa, GO
4.00%, 06/01/30	80	81,371
4.00%, 06/01/30	135	138,272
5.00%, 06/01/30	55	59,219
5.00%, 06/01/31	135	144,729
5.00%, 06/01/33	120	128,057
6.00%, 06/01/30	195	216,157
Iowa Finance Authority, RB, 5.00%, 08/01/30	265	275,948
		1,043,753
Kansas — 0.4%
County of Johnson Kansas, GO, 3.00%, 09/01/30	20	19,806
Johnson County Public Building Commission, RB, 5.00%, 09/01/30	50	54,009
Johnson County Unified School District No. 229 Blue Valley, GO
3.00%, 10/01/32	25	23,926
5.00%, 10/01/30	260	281,276
Kansas Development Finance Authority, RB
4.00%, 06/01/30	50	50,769
4.00%, 05/01/31	40	41,101
4.00%, 02/01/33 (BAM)	105	106,883
5.00%, 05/01/30	125	134,017
5.00%, 04/01/31	225	239,570
State of Kansas Department of Transportation, RB, 5.00%, 09/01/30	365	394,121
		1,345,478
Kentucky — 0.8%
Kentucky State Property & Building Commission, RB
5.00%, 04/01/30	70	74,863
5.00%, 06/01/30	195	209,014
5.00%, 10/01/30	495	532,887
5.00%, 11/01/30	330	355,633
5.00%, 11/01/30	125	130,410
Kentucky Turnpike Authority, RB, 5.00%, 07/01/30	470	505,597
Louisville & Jefferson County Metropolitan Sewer District, RB, 5.00%, 05/15/30	310	332,654
Louisville Water Co., RB
5.00%, 11/15/30	50	54,203
5.00%, 11/15/30	15	15,968
Security	Par (000)	Value
Kentucky (continued)
Louisville/Jefferson County Metropolitan Government, GO
5.00%, 04/01/30	$110	$118,354
5.00%, 12/01/30	70	75,931
		2,405,514
Louisiana — 0.7%
City of New Orleans LA, GO, 5.00%, 12/01/32	25	26,067
City of New Orleans Louisiana, GO
5.00%, 12/01/30	135	142,219
5.00%, 12/01/31	295	309,050
New Orleans Aviation Board, RB, 5.00%, 10/01/30 (AGM)	155	160,838
State of Louisiana Gasoline & Fuels Tax Revenue, RB, 5.00%, 05/01/30	210	225,072
State of Louisiana, GO
5.00%, 03/01/30	65	69,665
5.00%, 03/01/30	60	63,152
5.00%, 04/01/30	45	48,288
5.00%, 09/01/30	415	447,944
5.00%, 12/01/30	30	32,504
5.00%, 03/01/34	75	79,155
Series A, 5.00%, 03/01/31	20	21,323
State of Louisiana, RB
5.00%, 09/01/30	325	349,633
5.00%, 09/01/30	155	161,031
5.00%, 09/01/33	165	175,537
		2,311,478
Maine — 0.6%
City of Portland Maine, GO
5.00%, 10/01/30	100	106,502
5.00%, 11/01/30	20	21,717
Maine Governmental Facilities Authority, RB
5.00%, 10/01/30	75	80,671
5.00%, 10/01/30	45	46,812
5.00%, 10/01/30	75	79,433
Maine Municipal Bond Bank, RB
5.00%, 09/01/30	235	252,877
5.00%, 11/01/30	410	444,007
5.00%, 11/01/30	95	101,093
5.00%, 09/01/31	190	203,787
5.00%, 09/01/32	80	85,444
Maine Turnpike Authority, RB
5.00%, 07/01/30	95	102,148
5.00%, 07/01/30	45	46,787
State of Maine, GO, 5.00%, 06/01/30	195	209,577
		1,780,855
Maryland — 2.8%
City of Baltimore Maryland, GO, 5.00%, 10/15/30	85	90,243
City of Baltimore Maryland, RB
5.00%, 07/01/30	210	221,269
5.00%, 07/01/33	430	456,577
County of Anne Arundel Maryland, GOL
5.00%, 04/01/30	315	338,570
5.00%, 10/01/30	295	313,771
County of Baltimore Maryland, COP, 5.00%, 03/01/30	105	112,377
County of Baltimore Maryland, GO
4.00%, 03/01/32	65	66,630
5.00%, 03/01/30	225	241,616
5.00%, 08/01/30	70	75,633
5.00%, 03/01/31	200	213,722

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland (continued)
County of Charles, GO, 5.00%, 10/01/30	$65	$70,396
County of Frederick Maryland, GO
5.00%, 08/01/30	25	26,028
5.00%, 10/01/30	85	92,056
County of Howard Maryland, GO
5.00%, 02/15/30	40	42,925
5.00%, 08/15/30	225	243,239
5.00%, 08/15/31	80	86,025
County of Montgomery Maryland, GO
4.00%, 08/01/30	130	135,386
4.00%, 11/01/30	225	234,667
5.00%, 08/01/30	200	216,093
County of Prince George's Maryland, GOL
5.00%, 07/01/30	80	86,332
5.00%, 07/15/30	180	187,252
5.00%, 09/01/30	80	86,539
5.00%, 09/15/30	305	330,110
Maryland State Transportation Authority, RB
5.00%, 07/01/30	650	699,654
5.00%, 07/01/31	140	150,126
5.00%, 07/01/33	150	159,952
State of Maryland Department of Transportation, RB
4.00%, 10/01/30	295	303,551
5.00%, 10/01/30	120	129,756
5.00%, 10/01/34	260	277,499
State of Maryland, GO
5.00%, 03/01/30	75	80,539
5.00%, 03/15/30	120	128,936
5.00%, 03/15/30	170	179,241
5.00%, 06/01/30	465	501,195
5.00%, 08/01/30	305	329,542
5.00%, 03/15/32	110	117,425
Series A, 5.00%, 03/15/30	140	150,426
Series A, 5.00%, 03/15/30	255	263,681
Series A, 5.00%, 08/01/31	620	667,327
Series A, 5.00%, 03/15/33	50	53,242
Series A, 5.00%, 08/01/33	235	251,514
University System of Maryland, RB, 5.00%, 04/01/30	315	337,787
Washington Suburban Sanitary Commission, RB
5.00%, 06/01/30 (GTD)	70	75,449
5.00%, 12/01/31 (GTD)	210	226,660
		9,050,958
Massachusetts — 2.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, 5.00%, 06/01/30	45	46,734
Commonwealth of Massachusetts, GO, 5.00%, 10/01/30	605	655,939
Commonwealth of Massachusetts, GOL
2.00%, 03/01/34	190	163,670
4.00%, 07/01/31	70	72,319
4.00%, 11/01/34	115	117,415
5.00%, 01/01/30	175	183,994
5.00%, 03/01/30	100	107,487
5.00%, 05/01/30	55	59,268
5.00%, 07/01/30	725	783,197
5.00%, 09/01/30	170	184,094
5.00%, 11/01/30	65	70,556
Series A, 5.50%, 08/01/30 (AMBAC)	500	542,140
Series B, 4.00%, 03/01/32	160	164,279
Series B, 5.00%, 07/01/32	415	444,899
Series E, 5.00%, 11/01/30	265	287,653
Security	Par (000)	Value
Massachusetts (continued)
Series E, 5.00%, 11/01/32	$55	$59,223
Series E, 5.00%, 11/01/33	125	134,231
Commonwealth of Massachusetts, RB, 5.50%, 01/01/30 (NPFGC)	105	113,379
Massachusetts Clean Water Trust.(The), RB, 5.00%, 02/01/30	640	688,346
Massachusetts Development Finance Agency, RB
5.00%, 02/15/30	300	321,840
5.00%, 10/01/30	100	107,361
Massachusetts School Building Authority, RB, 5.00%, 02/15/30	500	537,569
Massachusetts Water Resources Authority, RB, 5.00%, 08/01/30	740	800,651
		6,646,244
Michigan — 1.4%
Chippewa Valley Schools, GO, 5.00%, 05/01/30 (Q-SBLF)	20	21,077
Great Lakes Water Authority Sewage Disposal System Revenue, RB, 5.00%, 07/01/30	1,000	1,071,457
Great Lakes Water Authority Water Supply System Revenue, RB, 5.00%, 07/01/30	310	332,743
Karegnondi Water Authority, RB, 5.00%, 11/01/30 (BAM)	195	209,970
Lansing Board of Water & Light, RB, 5.00%, 07/01/30	200	214,903
Michigan State Building Authority, RB, 5.00%, 10/15/30	350	376,944
Michigan State University, RB
5.00%, 02/15/30	115	123,092
5.00%, 02/15/30	165	173,360
5.00%, 08/15/30	455	490,461
5.00%, 08/15/31	65	69,997
State of Michigan Trunk Line Revenue, RB
5.00%, 11/15/30	355	384,316
5.00%, 11/15/31	25	26,971
5.00%, 11/15/32	500	537,711
5.00%, 11/15/33	120	128,657
State of Michigan, GO, Series A, 5.00%, 05/15/32	90	95,909
University of Michigan, RB, 5.00%, 04/01/34	90	95,646
		4,353,214
Minnesota — 1.4%
City of Minneapolis, GO, 5.00%, 12/01/30	100	108,642
County of Hennepin Minnesota, GO
5.00%, 12/01/30	265	288,014
5.00%, 12/01/31	225	243,524
5.00%, 12/01/33	135	145,238
Metropolitan Council, GO
5.00%, 03/01/30	30	32,206
5.00%, 12/01/30	70	75,961
5.00%, 03/01/31	410	438,351
Minneapolis-St. Paul Metropolitan Airports Commission, RB, 5.00%, 01/01/30	215	229,180
Minnesota Public Facilities Authority State Revolving Fund, RB, 5.00%, 03/01/30	500	537,825
State of Minnesota, GO
4.00%, 08/01/30	150	155,532
4.00%, 08/01/31	95	97,940
5.00%, 08/01/30	865	935,318
5.00%, 08/01/30	35	36,474
5.00%, 09/01/30	105	113,672
5.00%, 08/01/31	280	301,493
5.00%, 08/01/32	85	91,231

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Minnesota (continued)
5.00%, 08/01/33	$80	$85,501
State of Minnesota, RB, 5.00%, 03/01/30	210	224,924
University of Minnesota, RB
5.00%, 02/01/30	90	96,157
5.00%, 08/01/30	200	215,631
		4,452,814
Mississippi — 0.2%
State of Mississippi, GO
5.00%, 06/01/30	30	32,224
5.00%, 06/01/31	150	160,573
5.00%, 06/01/32	305	326,292
State of Mississippi, RB, 5.00%, 10/01/30	40	42,961
		562,050
Missouri — 0.8%
Curators of the University of Missouri (The), RB, 5.00%, 11/01/30	470	507,870
Missouri Highway & Transportation Commission, RB, 5.00%, 05/01/30	1,000	1,075,779
Missouri Joint Municipal Electric Utility Commission, RB
5.00%, 01/01/30	815	866,596
5.00%, 12/01/30	200	214,913
		2,665,158
Nebraska — 0.6%
City of Lincoln Electric System Revenue, RB, 5.00%, 09/01/32	70	74,217
City of Omaha Nebraska, GO
5.00%, 04/15/30	65	69,833
5.00%, 04/15/30	35	36,888
City of Omaha Nebraska, TA, 4.00%, 02/15/30	80	82,577
City of Omaha Sewer Revenue, RB, 4.00%, 04/01/33	25	25,538
Nebraska Public Power District, RB
5.00%, 01/01/30	250	266,430
5.00%, 01/01/30	205	210,739
Omaha Public Power District Nebraska City Station Unit 2, RB, 5.00%, 02/01/30	500	534,187
Omaha Public Power District, RB
5.00%, 02/01/30	375	401,285
5.00%, 02/01/30	75	77,301
Omaha School District, GO, 4.00%, 12/15/32	35	35,908
University of Nebraska Facilities Corp. (The), RB, 5.00%, 07/15/30	180	186,700
		2,001,603
Nevada — 1.7%
Clark County School District, GOL
4.00%, 06/15/32 (BAM)	340	347,544
5.00%, 06/15/30	425	454,141
5.00%, 06/15/30 (BAM)	105	112,596
5.00%, 06/15/31 (AG)	140	149,472
Clark County Water Reclamation District, GOL, 5.00%, 07/01/30	140	150,969
County of Clark Department of Aviation, RB, 5.00%, 07/01/30	300	317,120
County of Clark Nevada, GOL
4.00%, 06/01/30	110	114,231
4.00%, 11/01/32	70	71,983
5.00%, 06/01/30	85	90,004
5.00%, 12/01/30	300	314,137
County of Clark Nevada, RB, 5.00%, 07/01/30	330	355,095
County of Washoe Gas Tax Revenue, RB, 5.00%, 02/01/30	15	15,761
Security	Par (000)	Value
Nevada (continued)
County of Washoe Nevada Gas Tax Revenue, RB, 5.00%, 02/01/33	$90	$95,460
Las Vegas Valley Water District, GOL
4.00%, 06/01/33	300	305,550
5.00%, 06/01/30	580	624,687
Nevada System of Higher Education, RB, 5.00%, 07/01/30	295	316,891
State of Nevada Highway Improvement Revenue, RB
4.00%, 12/01/32	105	107,264
5.00%, 12/01/30	205	222,460
5.00%, 12/01/30	35	36,325
State of Nevada, GOL
3.00%, 05/01/33	55	52,726
3.00%, 05/01/34	75	71,543
5.00%, 05/01/30	50	53,769
5.50%, 05/01/30	135	147,555
Washoe County School District, GOL
5.00%, 06/01/30	205	220,486
5.00%, 06/01/30 (BAM)	220	232,144
5.00%, 10/01/32	65	69,147
Washoe County School District/NV, GOL
5.00%, 06/01/30	55	59,155
5.00%, 10/01/30	60	64,274
5.00%, 10/01/33	80	84,905
		5,257,394
New Hampshire — 0.4%
City of Nashua NH, GO
4.00%, 09/01/31	50	51,810
5.00%, 11/01/30	50	54,293
New Hampshire Municipal Bond Bank, RB
5.00%, 02/15/30	30	32,108
5.00%, 08/15/30	380	409,570
5.00%, 08/15/30	90	95,341
5.00%, 08/15/31	195	209,660
State of New Hampshire, GO
5.00%, 04/01/30	275	295,756
5.00%, 12/01/30	60	65,152
		1,213,690
New Jersey — 2.2%
County of Morris New Jersey, GO, 2.00%, 02/01/30	1,300	1,220,011
New Jersey Economic Development Authority, RB
5.00%, 06/15/30	135	143,297
5.00%, 11/01/30	170	182,504
5.00%, 11/01/30	165	174,574
New Jersey Educational Facilities Authority, RB
5.00%, 06/01/30	165	177,106
5.00%, 06/15/30	345	370,231
New Jersey Transportation Trust Fund Authority, RB
5.00%, 06/15/30	1,385	1,480,478
5.00%, 06/15/30	340	354,828
5.00%, 06/15/30	190	198,331
New Jersey Turnpike Authority, RB, 5.00%, 01/01/30	190	202,793
State of New Jersey, GO, Series A, 4.00%, 06/01/30	2,375	2,463,907
		6,968,060
New Mexico — 0.9%
New Mexico Finance Authority, RB
5.00%, 06/01/30	475	511,241
5.00%, 06/15/30	295	317,681
5.00%, 06/01/31	120	128,914
5.00%, 06/15/32	305	326,820

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico (continued)
Series A, 5.00%, 06/15/30	$395	$425,070
New Mexico State University, RB, 5.00%, 04/01/30 (BAM)	230	237,535
State of New Mexico Severance Tax Permanent Fund, RB, 5.00%, 07/01/30	570	612,472
State of New Mexico, GO
5.00%, 03/01/30	170	182,189
5.00%, 03/01/34	60	63,827
7.00%, 03/01/30	185	211,028
		3,016,777
New York — 11.1%
Battery Park City Authority, RB, 5.00%, 11/01/30	110	120,195
City of New York, GO
5.00%, 01/01/30	70	73,096
5.00%, 02/01/30	500	531,928
5.00%, 04/01/30	465	495,754
5.00%, 04/01/30	315	330,220
5.00%, 08/01/30	1,360	1,456,056
5.00%, 08/01/30	50	51,510
5.00%, 08/01/30	145	151,452
5.00%, 08/01/30	80	82,416
5.00%, 09/01/30	70	73,804
5.00%, 10/01/30	145	155,552
5.00%, 10/01/30	100	105,549
5.00%, 11/01/30	145	155,707
5.00%, 04/01/31	45	48,000
5.00%, 08/01/31	610	648,495
5.00%, 08/01/31	100	106,311
5.00%, 11/01/31	50	53,292
5.00%, 04/01/32	40	42,526
5.00%, 08/01/32	100	105,970
Series A-1, 4.00%, 08/01/34	130	131,675
Series C, 5.00%, 08/01/30	215	230,185
Series C, 5.00%, 08/01/33	240	253,712
Series C-1, 5.00%, 08/01/30	635	679,849
Series C-1, 5.00%, 08/01/31	65	69,102
Series C-1, 5.00%, 08/01/32	245	259,627
Series C-1, 5.00%, 08/01/34	235	247,671
City of Yonkers New York, GO, 5.00%, 02/01/30 (AG)	100	107,347
City of Yonkers New York, GOL, 5.00%, 02/15/30 (AG)	50	53,705
County of Suffolk New York, GOL, 5.00%, 09/01/33	235	251,562
County of Westchester New York, GOL, 3.00%, 10/15/30	95	95,037
Empire State Development Corp., RB
4.00%, 03/15/34	35	35,684
5.00%, 03/15/30	525	562,247
5.00%, 03/15/31	70	74,864
5.00%, 03/15/32	220	236,271
5.00%, 03/15/33	715	760,133
5.00%, 03/15/33	285	305,323
Series E, 4.00%, 03/15/34	385	391,664
Long Island Power Authority, RB
3.40%, 09/01/51(b)	895	894,879
5.00%, 09/01/34	185	196,899
Metropolitan Transportation Authority Dedicated Tax Fund, RB, Series A, 0.00%, 11/15/30(a)	275	239,449
Metropolitan Transportation Authority, RB
5.00%, 11/15/30	1,120	1,208,842
5.00%, 11/15/30	115	118,755
5.00%, 11/15/33	265	283,699
5.00%, 11/15/45(b)	1,700	1,798,844
Security	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, RB
5.00%, 06/15/30	$390	$421,351
5.00%, 06/15/30	145	152,049
Series DD-1, 5.00%, 06/15/30	80	86,431
Series EE, 5.00%, 06/15/30	160	172,862
New York City Transitional Finance Authority Building Aid Revenue, RB
5.00%, 07/15/30 (SAW)	650	676,503
Series S, 5.00%, 07/15/30 (SAW)	65	67,650
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.00%, 02/01/30	315	337,090
5.00%, 05/01/30	755	810,851
5.00%, 06/15/30	65	69,290
5.00%, 07/15/30 (SAW)	50	54,107
5.00%, 08/01/30	170	183,419
5.00%, 08/01/30	30	31,689
5.00%, 11/01/30	3,640	3,940,852
5.00%, 11/01/30	185	196,081
5.00%, 05/01/31	250	268,410
5.00%, 08/01/31	50	53,449
5.00%, 11/01/31	200	214,432
5.00%, 05/01/32	375	401,300
5.00%, 11/01/32	275	293,991
5.00%, 05/01/34	350	372,549
New York State Dormitory Authority, RB
5.00%, 03/15/30	1,170	1,255,550
5.00%, 03/15/30	580	600,722
5.00%, 03/15/30	440	459,833
5.00%, 03/15/30	185	195,153
5.00%, 07/01/30	450	476,159
5.00%, 07/01/30	155	161,236
5.00%, 09/15/30	20	21,513
5.00%, 10/01/30	120	130,902
5.00%, 10/01/30 (AG SAW)	45	48,682
5.00%, 10/01/30 (SAW)	760	820,331
5.00%, 10/01/30 (AGM)	530	563,256
5.00%, 03/15/31	330	354,588
5.00%, 07/01/31	115	124,797
5.00%, 10/01/32 (BAM)	335	360,355
5.00%, 10/01/33 (BAM)	515	551,690
Series A, 4.00%, 03/15/34	190	193,201
Series A, 5.00%, 03/15/30	65	69,727
Series A, 5.00%, 03/15/32	525	561,522
Series D, 5.00%, 02/15/32	215	228,102
Series D, 5.00%, 02/15/33	505	534,032
Series D, 5.00%, 02/15/34	440	463,995
New York State Environmental Facilities Corp., RB
5.00%, 06/15/30	150	162,345
5.00%, 06/15/30	190	197,522
New York State Thruway Authority, RB
5.00%, 01/01/30	230	246,386
5.00%, 03/15/30	385	412,862
5.00%, 01/01/33	85	90,192
Port Authority of New York & New Jersey, RB
5.00%, 01/15/30	40	43,008
5.00%, 07/15/33	190	202,873
Series 209TH, 5.00%, 07/15/30	45	46,783
Series 222, 5.00%, 07/15/32	125	133,801
State of New York, GO, 3.00%, 02/15/30	30	29,814

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB
0.00%, 11/15/30(a)	$50	$43,518
4.00%, 11/15/30	85	88,744
5.00%, 05/15/30	245	264,088
5.00%, 11/15/30	510	553,081
5.00%, 11/15/30	825	891,667
Series A, 0.00%, 11/15/30(a)	580	502,050
		35,163,294
North Carolina — 2.0%
City of Charlotte Airport Revenue, RB, 5.00%, 07/01/30	85	91,425
City of Charlotte North Carolina Water & Sewer System Revenue, RB, 5.00%, 07/01/32	320	344,266
City of Charlotte North Carolina, COP
5.00%, 06/01/30	185	199,108
5.00%, 06/01/30	220	232,445
5.00%, 12/01/30	105	113,794
City of Charlotte North Carolina, GO, 5.00%, 07/01/30	150	162,150
City of Charlotte Water & Sewer System Revenue, RB
3.00%, 07/01/30	25	24,548
5.00%, 07/01/30	180	194,512
5.00%, 07/01/30	15	15,908
City of Durham North Carolina, RB, 5.00%, 10/01/30	80	86,439
City of Fayetteville NC Public Works Commission Revenue, RB, 5.00%, 03/01/30	185	198,590
City of Raleigh Combined Enterprise System Revenue North Carolina, RB, 5.00%, 09/01/30	55	59,536
City of Raleigh North Carolina, RB
5.00%, 10/01/30	385	415,986
5.00%, 06/01/31	135	144,753
5.00%, 06/01/32	20	21,379
County of Forsyth North Carolina, RB, 5.00%, 04/01/30	215	231,072
County of Guilford North Carolina, GO, 5.00%, 03/01/30	200	215,038
County of Johnston North Carolina, RB
5.00%, 04/01/30	80	85,839
5.00%, 04/01/32	65	69,334
County of Mecklenburg North Carolina, GO
5.00%, 03/01/30	55	59,135
5.00%, 09/01/30	55	59,580
County of New Hanover North Carolina, GO, 4.00%, 08/01/30	120	125,101
County of Union North Carolina, GO, 5.00%, 09/01/30	305	330,519
County of Wake North Carolina, GO
5.00%, 02/01/30	100	107,381
5.00%, 04/01/30	205	220,694
5.00%, 05/01/30	265	285,455
County of Wake North Carolina, RB
5.00%, 05/01/30	55	59,184
5.00%, 09/01/30	235	249,759
North Carolina Municipal Power Agency No. 1, RB
5.00%, 01/01/30	315	335,154
5.00%, 01/01/32	120	126,930
North Carolina State University at Raleigh, RB, 5.00%, 10/01/30	145	155,599
State of North Carolina, RB
5.00%, 03/01/30	455	486,983
5.00%, 03/01/30	295	310,153
Series B, 3.00%, 05/01/33	170	162,757
Series B, 5.00%, 05/01/30	60	64,564
Series B, 5.00%, 05/01/33	250	266,290
Security	Par (000)	Value
North Carolina (continued)
University of North Carolina at Greensboro, RB, 5.00%, 04/01/30	$100	$103,227
		6,414,587
North Dakota — 0.2%
North Dakota Building Authority, RB
5.00%, 12/01/30	65	69,980
5.00%, 12/01/31	130	139,616
5.00%, 12/01/32	75	80,167
North Dakota Public Finance Authority, RB, 5.00%, 10/01/30	200	216,268
		506,031
Ohio — 2.9%
American Municipal Power, Inc., RB
5.00%, 02/15/30	405	431,212
5.00%, 02/15/30	195	203,910
5.00%, 02/15/33	205	216,585
Cincinnati City School District, GO, 5.25%, 12/01/30 (NPFGC)	20	21,817
City of Cleveland Income Tax Revenue, RB
4.00%, 10/01/31	65	66,996
5.00%, 10/01/30	100	103,362
City of Cleveland Ohio Income Tax Revenue, RB, 5.00%, 10/01/30	130	134,371
City of Cleveland Ohio, GOL, 4.00%, 12/01/30	125	128,947
City of Columbus Ohio, GO
5.00%, 04/01/30	90	96,663
5.00%, 04/01/30	60	63,279
5.00%, 08/15/30	130	140,373
5.00%, 10/01/30	310	335,329
5.00%, 04/01/31	180	194,174
5.00%, 04/01/32	260	279,549
City of Columbus Ohio, GOL, 5.00%, 04/01/30	55	59,072
Cleveland Department of Public Utilities Division of Public Power, RB, 5.00%, 11/15/30 (AG)	50	52,898
Cleveland Department of Public Utilities Division of Water, RB, 5.00%, 01/01/31	70	74,786
County of Cuyahoga Ohio Sales Tax Revenue, RB, 4.00%, 01/01/30	125	129,180
County of Cuyahoga Ohio, GOL, 4.00%, 12/01/32	25	25,555
Northeast Ohio Regional Sewer District, RB, 5.00%, 11/15/30	85	92,134
Ohio State University (The), RB, 5.00%, 12/01/30	500	541,093
Ohio Turnpike & Infrastructure Commission, RB
5.00%, 02/15/30	30	32,087
5.00%, 02/15/30	115	118,624
Ohio Water Development Authority Water Pollution Control Loan Fund, RB
5.00%, 06/01/30	400	430,571
5.00%, 12/01/30	55	59,653
5.00%, 12/01/30	155	166,524
5.00%, 06/01/31	120	128,594
5.00%, 06/01/31	75	81,114
5.00%, 12/01/31	355	379,932
5.00%, 06/01/33	50	53,316
5.00%, 06/01/33	190	204,220
5.00%, 12/01/33	145	154,405
5.25%, 12/01/32	40	43,452
5.25%, 12/01/33	110	119,155

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
Ohio Water Development Authority, RB
5.00%, 06/01/30	$375	$403,879
5.00%, 12/01/30	245	265,727
State of Ohio, GO
5.00%, 03/01/30	185	198,649
5.00%, 03/15/30	290	311,576
5.00%, 05/01/30	100	107,644
5.00%, 09/01/30	180	194,699
5.00%, 09/15/30	545	589,824
5.00%, 05/01/31	25	26,798
State of Ohio, GOL
5.00%, 05/01/30	95	102,262
5.00%, 11/01/30	135	146,366
State of Ohio, RB
5.00%, 02/01/30	145	155,303
5.00%, 04/01/30	295	316,733
5.00%, 10/01/30	245	264,918
5.00%, 12/01/30	415	449,757
5.00%, 12/01/30	95	99,453
University of Cincinnati, RB, 5.00%, 06/01/30	125	133,983
		9,130,503
Oklahoma — 1.2%
City of Oklahoma City Oklahoma, GO
3.00%, 03/01/30	65	64,539
5.00%, 03/01/30	275	295,221
Grand River Dam Authority, RB, 5.00%, 06/01/30	25	26,731
Oklahoma Capitol Improvement Authority, RB
5.00%, 07/01/30	285	306,804
5.00%, 07/01/30	90	93,462
Oklahoma County Independent School District No. 12 Edmond, GO, 4.00%, 08/01/30	200	206,614
Oklahoma Department of Transportation, RB, 5.00%, 09/01/30	160	166,455
Oklahoma Municipal Power Authority, RB, 5.00%, 01/01/30 (AGM)	110	116,865
Oklahoma State University, RB
5.00%, 09/01/30	60	64,500
5.00%, 09/01/31	100	107,467
5.00%, 09/01/32	570	609,304
Oklahoma Turnpike Authority, RB, 5.00%, 01/01/30	380	404,860
Oklahoma Water Resources Board, RB
4.00%, 04/01/33	110	112,458
5.00%, 04/01/30	355	381,064
5.00%, 04/01/30 (OK CERF)	100	107,342
5.00%, 10/01/30	260	280,957
5.00%, 04/01/32	275	292,865
University of Oklahoma (The), RB
5.00%, 07/01/30 (BAM)	155	166,561
5.00%, 07/01/31	50	53,492
		3,857,561
Oregon — 1.1%
City of Portland Oregon Sewer System Revenue, RB
5.00%, 05/01/30	125	134,468
5.00%, 03/01/32	90	96,930
City of Portland Oregon, GOL
5.00%, 06/15/30	40	41,572
5.00%, 10/01/30	50	54,067
City of Portland Sewer System Revenue, RB
4.00%, 03/01/33	100	102,028
5.00%, 10/01/30	330	357,111
Security	Par (000)	Value
Oregon (continued)
City of Portland Water System Revenue, RB, 5.00%, 05/01/30	$155	$165,553
Clackamas County School District No. 86 Canby, GO, 5.00%, 06/15/30 (GTD)	55	59,083
Hillsboro School District No. 1J, GO, 5.00%, 06/15/30 (GTD)	50	53,806
Multnomah County School District No. 40, GO, 0.00%, 06/15/30 (GTD)(a)	490	428,456
Oregon City School District No. 62, GO
0.00%, 06/15/30 (GTD)(a)	150	131,560
5.00%, 06/15/30	310	322,060
Portland Community College District, GO, 5.00%, 06/15/30	135	145,482
Salem-Keizer School District No. 24J, GO, 5.00%, 06/15/32 (GTD)(c)	140	149,963
Salem-Keizer School District No. 24J, GOL, 0.00%, 06/15/30(a)	170	149,101
State of Oregon Department of Transportation, RB, 5.00%, 05/15/30	90	96,871
State of Oregon, GO
5.00%, 05/01/30	485	521,734
5.00%, 05/01/30	75	79,308
5.00%, 06/01/32	50	53,533
5.00%, 05/15/33	155	165,646
Tri-County Metropolitan Transportation District of Oregon, RB, 5.00%, 10/01/30	35	36,116
		3,344,448
Pennsylvania — 2.1%
Allegheny County Sanitary Authority, RB
5.00%, 12/01/30	155	167,202
5.00%, 06/01/31	55	59,238
5.00%, 06/01/32	120	128,754
City of Philadelphia Pennsylvania Airport Revenue, RB
5.00%, 07/01/30	55	59,157
5.00%, 07/01/31	50	53,481
City of Philadelphia Pennsylvania, GO
5.00%, 02/01/30	130	137,553
5.00%, 05/01/30	110	117,605
City of Philadelphia Water & Wastewater Revenue, RB
5.00%, 09/01/30 (AGC)	235	253,449
5.00%, 10/01/32	50	53,652
5.00%, 10/01/33	60	64,213
Commonwealth of Pennsylvania, GO
4.00%, 05/01/32	145	148,620
4.00%, 05/01/33	275	280,650
5.00%, 05/01/30	270	290,053
5.00%, 08/15/30	660	711,907
5.00%, 09/01/30	630	679,962
5.00%, 10/01/30	255	275,533
5.00%, 05/01/31	245	262,452
County of Allegheny Pennsylvania, GO, 5.00%, 12/01/30	45	48,581
Pennsylvania State University (The), RB
5.00%, 09/01/30	160	172,574
5.00%, 03/01/31	260	277,649
5.00%, 09/01/33	30	31,789
Pennsylvania Turnpike Commission, RB
5.00%, 06/01/30	280	300,627
5.00%, 12/01/30	825	891,688
Philadelphia Gas Works Co., RB
5.00%, 08/01/30	425	454,704

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pennsylvania (continued)
5.00%, 08/01/30 (AG)	$115	$123,395
5.00%, 08/01/32 (AG)	40	42,634
5.00%, 08/01/33 (AG)	50	53,144
Pittsburgh Water & Sewer Authority, RB
0.00%, 09/01/30 (NPFGC)(a)	220	191,126
5.00%, 09/01/30	160	171,797
5.00%, 09/01/30 (AG)	55	59,252
5.00%, 09/01/30 (AGM)	115	123,890
		6,686,331
Rhode Island — 0.3%
Rhode Island Commerce Corp., RB
5.00%, 05/15/30	455	487,357
5.00%, 05/15/33	280	296,855
State of Rhode Island, GO
5.00%, 05/01/30	65	69,825
5.00%, 05/01/30	45	47,495
5.00%, 10/15/30	100	108,104
5.00%, 12/01/30	75	81,218
		1,090,854
South Carolina — 0.5%
Beaufort County School District/SC, GO, 5.00%, 03/01/30 (SCSDE)	85	91,181
City of Charleston Waterworks & Sewer System Revenue, RB, 4.00%, 01/01/30	170	176,806
County of Charleston South Carolina, GO, 5.00%, 11/01/30	65	70,581
SCAGO Educational Facilities Corp. for Pickens School District, RB, 5.00%, 12/01/30	450	483,973
South Carolina Public Service Authority, RB, 5.00%, 12/01/30	350	376,098
South Carolina Transportation Infrastructure Bank, RB
4.00%, 10/01/30	70	72,552
5.00%, 10/01/30	75	81,162
5.00%, 10/01/30	265	276,739
		1,629,092
South Dakota — 0.1%
South Dakota Conservancy District, RB
5.00%, 08/01/30	240	259,020
5.00%, 08/01/30	40	41,660
		300,680
Tennessee — 1.7%
City of Chattanooga Electric Revenue, RB, 5.00%, 09/01/30	20	21,609
City of Chattanooga Tennessee, GO, 5.00%, 02/01/30	100	105,291
City of Knoxville Tennessee, GO, 5.00%, 05/01/30	70	75,403
City of Knoxville Wastewater System Revenue, RB, 5.00%, 04/01/30	150	161,321
City of Memphis Memphis Light Gas & Water Division Electric System Revenue, RB
5.00%, 12/01/30	110	118,985
5.00%, 12/01/32	115	123,243
City of Memphis Sanitary Sewerage System Revenue, RB
5.00%, 10/01/30	70	75,634
5.00%, 10/01/32	145	155,079
5.00%, 10/01/33	245	261,341
City of Memphis Tennessee, GO
5.00%, 05/01/30	330	354,496
5.00%, 12/01/30	160	173,197
City of Memphis Tennessee, GOL, 5.00%, 10/01/30	100	108,007
Security	Par (000)	Value
Tennessee (continued)
City of Memphis TN Sanitary Sewerage System Revenue, RB, 5.00%, 10/01/31	$250	$268,234
City of Oak Ridge Tennessee, GO, 2.00%, 06/01/32	50	44,909
County of Hamilton Tennessee, GO
5.00%, 04/01/30	100	103,535
5.00%, 08/01/30	150	162,058
County of Knox Tennessee, GO, 5.00%, 06/01/30	270	290,894
County of Montgomery Tennessee, GO
5.00%, 06/01/32	50	53,448
5.00%, 06/01/33	95	101,478
County of Rutherford Tennessee, GO, 5.00%, 04/01/30	160	172,134
County of Shelby Tennessee, GO
4.00%, 04/01/32	80	82,078
5.00%, 04/01/30	80	85,980
5.00%, 04/01/30	50	52,702
County of Sumner Tennessee, GO
4.00%, 12/01/30	80	82,220
5.00%, 06/01/30	100	107,663
5.00%, 12/01/30	20	20,954
County of Williamson Tennessee, GO
5.00%, 04/01/30	70	72,474
5.00%, 04/01/30	25	26,397
Metropolitan Government of Nashville & Davidson County Tennessee Electric Revenue, RB, 5.00%, 05/15/30	220	236,454
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue, RB
5.00%, 07/01/30	390	420,255
5.00%, 07/01/31	70	75,039
Metropolitan Nashville Airport Authority (The), RB
5.00%, 07/01/30	500	537,793
5.00%, 07/01/31	125	132,991
5.00%, 07/01/32	50	53,030
5.00%, 07/01/34	80	84,392
Metropolitan, Government of Nashville & Davidson County Tennessee, GO
4.00%, 01/01/30	30	31,053
5.00%, 07/01/30	45	46,762
Metropolitan, Government of Nashville & Davidson County, GO, 5.00%, 01/01/30	265	284,001
State of Tennessee, GO
5.00%, 02/01/30	45	46,448
5.00%, 11/01/30	85	92,309
		5,501,291
Texas — 14.7%
Alamo Community College District
4.00%, 08/15/33	75	76,226
5.00%, 02/15/30	280	299,185
Alamo Community College District, GOL, 5.00%, 08/15/30	180	193,616
Aldine Independent School District, GO, 5.00%, 02/15/30 (PSF)	240	256,537
Allen Independent School District, GO, 5.00%, 02/15/30 (PSF)	100	106,960
Arlington Independent School District Texas, GO
4.00%, 02/15/31 (PSF)	175	179,116
5.00%, 02/15/30 (PSF)	515	550,845
Aubrey Independent School District, GO, 5.00%, 02/15/30 (PSF)	85	90,446
Austin Independent School District, GO
5.00%, 08/01/30	245	263,693

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
5.00%, 08/01/30 (PSF)	$265	$284,655
5.00%, 08/01/32 (PSF)	65	69,482
Barbers Hill Independent School District, GO, 5.00%, 02/15/30 (PSF)	115	122,805
Birdville Independent School District, GO, 5.00%, 02/15/30 (PSF)	20	20,632
Board of Regents of the University of Texas System, RB, 5.00%, 08/15/30	220	237,059
Carrollton-Farmers Branch Independent School District, GO, 5.00%, 02/15/31 (PSF)	85	90,415
Central Texas Regional Mobility Authority, RB
0.00%, 01/01/30(a)	100	89,231
5.00%, 01/01/30	280	297,208
Central Texas Turnpike System, RB, 0.00%, 08/15/30 (AMBAC)(a)	110	95,118
City of Arlington Texas, GOL
5.00%, 08/15/30	120	128,936
5.00%, 08/15/30	25	26,376
City of Austin Electric Utility Revenue, RB
5.00%, 11/15/30	295	317,927
5.00%, 11/15/30	20	21,209
City of Austin Texas Electric Utility Revenue, RB, 5.00%, 11/15/30	70	75,440
City of Austin Texas Water & Wastewater System Revenue, RB, 5.00%, 11/15/30	50	53,928
City of Austin Texas, GOL
5.00%, 09/01/30	510	549,293
5.00%, 09/01/33	55	58,588
City of Austin Water & Wastewater System Revenue, RB, 5.00%, 11/15/30	295	318,173
City of Conroe Texas, GOL, 5.00%, 03/01/30	260	277,623
City of Corpus Christi Texas Utility System Revenue, RB
5.00%, 07/15/30 (AG)	235	250,609
5.00%, 07/15/30	75	77,393
City of Corpus Christi Texas, GOL
5.00%, 03/01/30	595	622,069
5.00%, 03/01/32	100	105,498
City of Dallas Texas Waterworks & Sewer System Revenue, RB
5.00%, 10/01/30	50	52,164
5.00%, 10/01/31	65	69,893
City of Dallas Texas, GOL
5.00%, 02/15/30	1,020	1,089,180
5.00%, 02/15/30	125	131,167
5.00%, 02/15/31	300	319,300
City of Denton Texas, GOL
3.00%, 02/15/33	155	146,981
5.00%, 02/15/30	790	840,031
City of Fort Worth Texas Water & Sewer System Revenue, RB, 5.00%, 02/15/30	95	101,377
City of Fort Worth Texas, GOL
4.00%, 03/01/30	55	56,931
5.00%, 03/01/30	45	48,082
City of Fort Worth Water & Sewer System Revenue, RB, 3.00%, 02/15/34	115	107,998
City of Frisco Texas, GOL, 5.00%, 02/15/30	140	149,738
City of Garland Texas Electric Utility System Revenue, RB, 5.00%, 03/01/30 (AG)	250	266,507
City of Garland Water & Sewer System Revenue, RB, 5.00%, 03/01/30	25	26,194
Security	Par (000)	Value
Texas (continued)
City of Georgetown Texas Utility System Revenue, RB, 5.00%, 08/15/30	$500	$537,233
City of Greenville Texas, GOL, 3.00%, 02/15/32 (BAM)	95	91,821
City of Houston Airport System Revenue, RB, Series B, 5.00%, 07/01/30	145	150,318
City of Houston Combined Utility System Revenue, RB
5.00%, 11/15/30	415	447,946
Series D, 5.00%, 11/15/30	50	52,246
City of Houston Texas Airport System Revenue, RB, 5.00%, 07/01/30	90	96,390
City of Houston Texas Combined Utility System Revenue, RB
5.00%, 11/15/30	300	323,816
5.00%, 11/15/31	100	107,426
City of Houston Texas, GOL
5.00%, 03/01/30	225	239,778
5.00%, 03/01/30	400	419,210
City of Irving Texas, GOL, 5.00%, 09/15/30	160	172,539
City of League City Texas, GOL, 3.00%, 02/15/30	60	59,415
City of Lubbock Electric Light & Power System Revenue, RB, 5.00%, 04/15/30 (AG)	25	26,773
City of Lubbock Texas Electric Light & Power System Revenue, RB, 5.00%, 04/15/30 (AG)	300	321,280
City of Lubbock Texas, GOL, 5.00%, 02/15/30	125	133,305
City of Lubbock Water & Wastewater System, RB, 4.00%, 02/15/30	35	35,708
City of Odessa Texas, GOL, 3.00%, 03/01/32	120	113,540
City of Plano Texas, GOL
2.00%, 09/01/33	100	86,909
3.00%, 09/01/30	125	124,102
5.00%, 09/01/30	125	128,902
City of San Antonio Electric & Gas Systems Revenue, RB
4.00%, 02/01/30	290	298,633
5.00%, 02/01/30	65	68,151
5.00%, 02/01/34	140	147,204
City of San Antonio Texas Electric & Gas Systems Revenue, RB
3.20%, 02/01/55(b)	2,000	1,962,128
5.00%, 02/01/30	225	240,061
City of San Antonio Texas, GOL
3.00%, 08/01/30	500	494,024
5.00%, 02/01/30	275	294,069
City of Waco Texas, GOL, 5.00%, 02/01/30	170	181,380
Clear Creek Independent School District, GO, 5.00%, 02/15/30 (PSF)	665	710,363
Collin County Community College District, GOL, Series A, 5.00%, 08/15/30	110	116,219
Comal Independent School District, GO, 5.00%, 02/01/30 (PSF)	145	154,860
Conroe Independent School District, GO
3.00%, 02/15/32 (PSF)	100	95,793
4.00%, 02/15/32 (PSF)	80	81,856
5.00%, 02/15/30 (PSF)	740	791,505
County of Bexar Texas, GOL, 5.00%, 06/15/33	100	105,934
County of Bexar Texas, RB, 4.00%, 08/15/30	35	35,559
County of Collin Texas, GOL
5.00%, 02/15/30	200	213,981
5.00%, 02/15/30	70	73,558
County of Dallas Texas, GOL, 5.00%, 08/15/30	175	188,722
County of Denton Texas, GOL, 5.00%, 07/15/30	65	70,018

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
County of Fort Bend Texas Toll Road Revenue, RB, 5.00%, 03/01/30 (AG)	$260	$276,986
County of Fort Bend Texas, GO, 5.00%, 03/01/30	150	160,272
County of Fort Bend Texas, GOL, 5.00%, 03/01/30	90	96,163
County of Harris Texas Toll Road Revenue, RB
5.00%, 08/15/30	75	77,328
5.00%, 08/15/32	55	58,706
County of Harris Texas, GO
5.00%, 09/15/30	140	150,521
5.00%, 10/01/30	100	107,574
County of Harris Texas, GOL
5.00%, 08/15/30	60	64,444
5.00%, 09/15/30	100	107,515
5.00%, 10/01/30	105	112,953
County of Harris Toll Road Revenue, RB
4.00%, 08/15/33	90	91,370
4.00%, 08/15/34	160	161,864
5.00%, 08/15/30	360	387,234
County of Travis Texas, GOL
5.00%, 03/01/30	60	64,109
5.00%, 03/01/30	75	78,754
County of Williamson Texas, GOL, 5.00%, 02/15/30	235	250,939
Crowley Independent School District, GO, 0.00%, 08/01/30 (PSF)(a)	85	74,398
Cypress-Fairbanks Independent School District, GO
4.00%, 02/15/32 (PSF)	250	254,628
5.00%, 02/15/30 (PSF)	850	909,456
5.00%, 02/15/30 (PSF)	120	123,828
5.00%, 02/15/30 (PSF)	105	110,511
Dallas Area Rapid Transit, RB
5.00%, 12/01/30	145	154,380
5.00%, 12/01/30	230	246,993
5.00%, 12/01/31	20	21,400
Dallas Fort Worth International Airport, RB
4.00%, 11/01/34	65	65,847
5.00%, 11/01/30	710	765,327
5.00%, 11/01/31	190	203,972
5.00%, 11/01/32	155	165,869
Series A, 5.00%, 11/01/32	90	96,311
Dallas Independent School District, GO
5.00%, 02/15/30 (PSF)	505	540,324
5.00%, 02/15/30 (PSF)	140	147,347
5.00%, 02/15/56 (PSF)(b)	1,000	1,055,926
Del Valle Independent School District Texas, GO
5.00%, 06/15/30 (PSF)	670	718,974
5.00%, 06/15/30	110	116,082
Denton Independent School District, GO
5.00%, 08/15/30	340	365,265
5.00%, 08/15/30 (PSF)	105	112,803
DeSoto Independent School District, GO, 5.00%, 08/15/30 (PSF)	100	105,609
Elgin Independent School District, GO, 5.00%, 08/01/30 (PSF)	85	91,271
Fort Bend Independent School District, GO
5.00%, 08/15/30 (PSF)	205	220,556
5.00%, 08/15/30 (PSF)	55	58,102
Fort Worth Independent School District, GO, 5.00%, 02/15/30 (PSF)	190	203,224
Frisco Independent School District, GO, 5.00%, 02/15/30 (PSF)	300	320,568
Security	Par (000)	Value
Texas (continued)
Garland Independent School District, GO, 5.00%, 02/15/30 (PSF)	$300	$320,881
Georgetown Independent School District, GO
5.00%, 08/15/30	125	134,486
5.00%, 08/15/30 (PSF)	130	139,865
Grand Parkway Transportation Corp., RB, Series A, 5.00%, 10/01/30	140	144,597
Grapevine-Colleyville Independent School District, GO, 5.00%, 08/15/30 (PSF)	185	199,257
Harris County Flood Control District, GOL
5.00%, 09/15/30	75	80,636
5.00%, 10/01/30	125	134,467
5.00%, 10/01/30	420	444,523
5.00%, 10/01/31	170	182,247
Hays Consolidated Independent School District, GO, 5.00%, 02/15/30 (PSF)	595	635,382
Houston Independent School District, GOL, 5.00%, 02/15/30 (PSF)	125	129,318
Katy Independent School District, GO, 5.00%, 02/15/30 (PSF)	135	144,396
Keller Independent School District Texas, GO, 5.00%, 08/15/30	110	115,412
Klein Independent School District, GO
5.00%, 08/01/30 (PSF)	295	317,456
5.00%, 08/01/31	85	91,253
Lamar Consolidated Independent School District, GO
5.00%, 02/15/30	240	254,869
5.00%, 02/15/30 (PSF)	105	112,090
Laredo Independent School District, GO, 5.00%, 08/01/30 (PSF)	105	112,870
Leander Independent School District, GO
5.00%, 08/15/30 (PSF)	75	80,780
5.00%, 08/15/30 (PSF)	40	41,607
5.00%, 08/15/32 (PSF)	160	170,803
Lewisville Independent School District, GO, 5.00%, 08/15/30 (PSF)	360	387,319
Lower Colorado River Authority, RB
5.00%, 05/15/30	735	784,960
5.00%, 05/15/30 (AG)	140	149,736
5.00%, 05/15/30 (AGM)	360	385,035
5.00%, 05/15/30	170	178,593
5.00%, 05/15/34	120	126,445
Mesquite Independent School District, GO, 5.00%, 08/15/30 (PSF)	160	172,331
Metropolitan Transit Authority of Harris County Sales & Use Tax Revenue, RB
5.00%, 11/01/30	675	703,681
5.00%, 11/01/30	60	63,632
Midland Independent School District, GO, 5.00%, 02/15/30 (PSF)	75	80,272
Montgomery Independent School District, GO, 5.00%, 02/15/30 (PSF)	100	106,821
New Hope Higher Education Finance Corp., RB, 5.00%, 03/15/30	155	165,667
North East Independent School District Texas, GO, 5.00%, 08/01/30 (PSF)	30	32,295
North Texas Municipal Water District Upper East Fork Wastewater Interceptor System, RB
3.00%, 06/01/33	135	128,428
5.00%, 06/01/30	20	21,478

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
North Texas Municipal Water District Water System Revenue, RB
4.00%, 09/01/30	$225	$232,881
4.00%, 09/01/31	195	200,092
5.00%, 09/01/30	90	96,970
North Texas Tollway Authority, RB
0.00%, 01/01/30 (AGC)(a)	465	417,018
5.00%, 01/01/30	240	255,523
Northside Independent School District, GO
4.00%, 08/15/32 (PSF)	75	76,813
5.00%, 08/15/30 (PSF)	430	462,969
5.00%, 08/15/31 (PSF)	60	64,160
Northwest Independent School District, GO
4.00%, 02/15/34 (PSF)	120	121,761
5.00%, 02/15/30 (PSF)	270	288,324
5.00%, 02/15/31 (PSF)	60	63,823
Pasadena Independent School District, GO, 5.00%, 02/15/30 (PSF)	205	218,984
Permanent University Fund - University of Texas System, RB, 5.25%, 07/01/30	100	108,530
Pflugerville Independent School District, GO
5.00%, 02/15/33 (PSF)	140	147,991
5.00%, 02/15/34 (PSF)	80	84,303
Plano Independent School District, GO, 5.00%, 02/15/30	145	155,036
Port Authority of Houston of Harris County Texas, RB, 5.00%, 10/01/30	75	80,741
Prosper Independent School District, GO
5.00%, 02/15/30 (PSF)	225	240,271
5.00%, 02/15/30 (PSF)	110	113,359
Richardson Independent School District, GO, 5.00%, 02/15/30 (PSF)	100	106,787
Rockwall Independent School District, GO, 5.00%, 02/15/30	20	21,392
Round Rock Independent School District, GO
5.00%, 08/01/30 (PSF)	75	80,592
5.00%, 08/01/30 (PSF)	285	296,656
San Antonio Independent School District Texas, GO
5.00%, 08/15/30 (PSF)	435	468,181
5.00%, 08/15/30 (PSF)	75	78,044
San Antonio Water System, RB
5.00%, 05/15/30	415	445,550
5.00%, 05/15/32	320	340,960
Spring Branch Independent School District, GO, 5.00%, 02/01/30 (PSF)	195	208,460
Spring Independent School District, GO, 5.00%, 08/15/30	195	208,832
State of Texas, GO, 2.80%, 10/01/41(b)	475	468,089
Tarrant County College District, GOL
4.00%, 08/15/32	200	203,473
4.00%, 08/15/33	135	136,852
5.00%, 08/15/30	30	32,163
5.00%, 08/15/31	200	214,110
Tarrant Regional Water District Water Supply System Revenue, RB, 5.00%, 03/01/30	120	128,428
Tarrant Regional Water District, RB, 4.00%, 09/01/30	215	221,510
Temple Independent School District Texas, GO, 5.00%, 02/01/30 (PSF)	95	101,427
Texas A&M University, RB, 5.00%, 05/15/30	200	214,690
Texas Department of Transportation State Highway Fund, RB, 5.00%, 10/01/30	160	173,355
Security	Par (000)	Value
Texas (continued)
Texas State University System, RB, 5.00%, 03/15/30	$100	$105,051
Texas Tech University System, RB, 5.00%, 02/15/30	60	64,139
Texas Transportation Commission, GO, 5.00%, 04/01/30	100	107,218
Texas Water Development Board, RB
5.00%, 04/15/30	150	161,031
5.00%, 08/01/30	415	447,386
5.00%, 10/15/30	260	281,071
5.00%, 08/01/33	155	165,460
Series B, 5.00%, 04/15/30	100	104,434
Trinity River Authority Central Regional Wastewater System Revenue, RB
3.00%, 08/01/32	150	143,983
5.00%, 08/01/30	315	338,295
5.00%, 08/01/30	90	95,064
Trinity River Authority Denton Creek Wastewater Treatment System Revenue, RB
5.00%, 02/01/30	55	58,625
5.00%, 02/01/31	150	159,266
Trinity River Authority, RB, 5.00%, 02/01/30	105	111,921
Tyler Independent School District, GO, 5.00%, 02/15/30 (PSF)	65	69,502
University of North Texas System, RB
5.00%, 04/15/30	60	64,201
5.00%, 04/15/31	55	58,787
Wylie Independent School District Collin County, GO, 5.00%, 08/15/30 (PSF)	130	139,609
Wylie Independent School District, GO, 4.00%, 08/15/32 (PSF)	25	25,321
		46,853,564
Utah — 1.1%
Alpine School District Utah, GO, 4.00%, 03/15/30 (GTD)	175	181,378
Central Utah Water Conservancy District, GOL, 4.00%, 04/01/30	185	191,924
Central Valley Water Reclamation Facility, RB, 5.00%, 03/01/30	185	198,264
City of Provo Utah, GO, 5.00%, 01/01/30	25	25,768
City of Salt Lake City Public Utilities Revenue, RB, 5.00%, 02/01/30	60	63,169
City of Salt Lake City Utah Airport Revenue, RB, 5.00%, 07/01/30	55	59,073
County of Utah Transportation Sales Tax Revenue, RB, 5.00%, 12/01/30	50	53,305
Davis School District, GO, 5.00%, 06/01/30 (GTD)	115	123,947
Intermountain Power Agency, RB, 5.00%, 07/01/30	520	557,158
Local Building Authority of Alpine School District, RB, 5.00%, 03/15/30	25	26,834
Nebo School District Local Building Authority, RB, 5.00%, 07/01/30	155	166,728
Park City School District, GO, 5.00%, 02/01/30 (GTD)	25	26,794
University of Utah (The), RB
5.00%, 08/01/30	535	576,603
5.00%, 08/01/30	155	161,132
5.00%, 08/01/32	225	241,144
5.00%, 08/01/33	145	154,970
Utah State Building Ownership Authority, RB, 5.00%, 05/15/30	710	761,832
Utah Transit Authority, RB, 5.00%, 06/15/30	75	80,793
		3,650,816

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Vermont — 0.0%
State of Vermont, GO, 4.00%, 08/15/30	$55	$57,139
University of Vermont & State Agricultural College, RB, 5.00%, 10/01/30	30	31,823
Vermont Municipal Bond Bank, RB, 5.00%, 12/01/30	20	21,700
		110,662
Virginia — 2.1%
City of Alexandria Virginia, GO, 5.00%, 07/15/30 (SAW)	75	81,096
City of Hampton Virginia, GO, 5.00%, 09/01/30 (SAW)	20	20,865
City of Norfolk Virginia, GO, 5.00%, 08/01/30 (SAW)	30	31,251
City of Richmond Virginia, GO
3.00%, 07/15/32	160	155,490
3.00%, 07/15/33	35	33,524
City of Virginia Beach Storm Water Utility Revenue, RB
3.00%, 11/15/32	55	53,203
3.00%, 11/15/33	85	80,940
City of Virginia Beach Virginia, GO
5.00%, 02/01/30 (SAW)	205	220,139
5.00%, 04/01/30	20	20,712
Commonwealth of Virginia, GO
3.00%, 06/01/32	20	19,505
Series A, 5.00%, 06/01/30	40	41,557
County of Arlington Virginia, GO, 5.00%, 08/15/30	15	15,639
County of Fairfax Virginia, GO
4.00%, 10/01/30 (SAW)	70	73,109
5.00%, 10/01/32 (SAW)	110	117,529
5.00%, 10/01/33 (SAW)	100	106,666
Series A, 5.00%, 10/01/31 (SAW)	50	53,547
County of Henrico Virginia, GO, 5.00%, 08/01/30 (SAW)	20	20,838
County of Henrico Water & Sewer Revenue, RB, 5.00%, 05/01/30	330	355,482
County of Loudoun Virginia, GO
3.00%, 12/01/32 (SAW)	120	114,555
5.00%, 12/01/30 (SAW)	180	195,694
Fairfax County Water Authority, RB, 5.00%, 04/01/30	35	36,996
Hampton Roads Transportation Accountability Commission, RB
5.00%, 07/01/30	70	72,030
5.00%, 07/01/33	280	300,292
Virginia Beach Development Authority, RB, 4.00%, 04/15/32	265	273,089
Virginia College Building Authority, RB
5.00%, 02/01/30	790	844,857
5.00%, 09/01/30 (SAW)	85	91,578
5.00%, 02/01/31	345	368,131
5.00%, 02/01/32	435	462,646
Virginia Commonwealth Transportation Board, RB
4.00%, 09/15/34	65	66,321
5.00%, 05/15/30	270	289,911
5.00%, 05/15/30	25	26,389
5.00%, 03/15/33	140	149,525
Virginia Public Building Authority, RB
5.00%, 08/01/30	350	377,464
5.00%, 08/01/30 (ETM)	25	26,797
5.00%, 08/01/32	75	80,317
5.00%, 08/01/33	285	304,353
Virginia Public School Authority, RB
4.00%, 10/01/30 (SAW)	330	344,262
5.00%, 08/01/30 (SAW)	375	404,866
5.00%, 08/01/30 (ST INTERCEPT)	40	43,186
Security	Par (000)	Value
Virginia (continued)
Virginia Resources Authority Clean Water Revolving Fund, RB, 5.00%, 10/01/31	$85	$91,789
Virginia Resources Authority, RB, 5.00%, 11/01/30	110	119,403
		6,585,543
Washington — 4.0%
Central Puget Sound Regional Transit Authority, RB, 5.00%, 11/01/30	75	81,193
City of Seattle Drainage & Wastewater Revenue, RB, 4.00%, 09/01/30	230	239,460
City of Seattle Municipal Light & Power Revenue, RB
4.00%, 07/01/31	160	165,210
5.00%, 02/01/30	50	53,520
5.00%, 03/01/30	145	155,396
5.00%, 07/01/30	60	64,608
5.00%, 10/01/30	120	129,663
City of Seattle Washington Municipal Light & Power Revenue, RB, 4.00%, 01/01/30	80	81,167
City of Seattle Washington Water System Revenue, RB, 5.00%, 08/01/30	90	97,239
City of Seattle Washington, GOL
2.00%, 08/01/31	40	36,603
Series A, 5.00%, 12/01/30	215	233,380
City of Tacoma Electric System Revenue, RB, 5.00%, 01/01/30	45	48,107
City of Tacoma Sewer Revenue, RB, 5.00%, 12/01/30	100	108,295
City of Tacoma Washington, GOL, 5.00%, 12/01/30	185	200,345
Clark County Public Utility District No. 1 Electric Revenue, RB
5.00%, 01/01/30	55	58,687
5.00%, 01/01/34	60	63,122
Clark County Public Utility District No. 1 Generating System Revenue, RB, 5.00%, 01/01/30	165	176,060
Clark County Public Utility District No. 1 Water Revenue, RB, 5.00%, 01/01/30	60	64,143
Clark County School District No. 114 Evergreen, GO
4.00%, 12/01/33 (GTD)	45	45,399
5.00%, 12/01/30	80	85,861
5.00%, 12/01/31 (GTD)	110	117,647
Clark County School District No. 37 Vancouver, GO
5.00%, 12/01/30 (GTD)	185	193,377
5.00%, 12/01/30	50	52,680
County of King Sewer Revenue, RB
4.00%, 01/01/32	100	102,178
5.00%, 01/01/30	45	48,137
County of King Washington, GOL
5.00%, 01/01/30	20	21,026
5.00%, 07/01/30	160	172,413
5.00%, 12/01/30	25	27,095
County of King, GOL, 5.00%, 12/01/30	50	54,190
County of Kitsap Sewer Revenue, RB, 5.00%, 12/01/30	45	47,975
County of Pierce Washington, GOL, 5.00%, 07/01/30	70	74,183
County of Snohomish Washington, GOL
4.00%, 12/01/30	100	102,797
5.00%, 12/01/30	55	59,562
5.00%, 12/01/30	275	295,869
Energy Northwest, RB
4.00%, 07/01/30	365	378,951
5.00%, 07/01/33	230	245,356
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project, RB, 5.00%, 01/01/30	70	74,715

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Washington (continued)
King & Snohomish Counties School District No. 417 Northshore, GO, 5.00%, 12/01/30 (GTD)	$75	$81,094
King County School District No. 210 Federal Way, GO
4.00%, 12/01/30 (GTD)	120	123,614
5.00%, 12/01/30 (GTD)	60	64,875
King County School District No. 403 Renton, GO
5.00%, 12/01/30 (GTD)	160	173,271
5.00%, 12/01/30 (GTD)	130	138,509
King County School District No. 405 Bellevue, GO, 5.00%, 12/01/30 (GTD)	255	276,044
King County School District No. 411 Issaquah, GO, 5.00%, 12/01/30 (GTD)	45	48,790
Pierce County School District No. 10 Tacoma, GO
4.00%, 12/01/33 (GTD)	45	45,706
4.00%, 12/01/34 (GTD)	70	70,736
5.00%, 12/01/30	235	254,493
5.00%, 12/01/30 (GTD)	290	314,055
Pierce County School District No. 403 Bethel, GO
4.00%, 12/01/30 (GTD)	240	248,740
5.00%, 12/01/30 (GTD)	80	84,422
Port of Seattle WA, RB, 5.00%, 06/01/30	125	134,293
Port of Seattle Washington, RB, 5.00%, 03/01/30	420	449,641
Snohomish County Public Utility District No. 1 Electric System Revenue, RB, 5.00%, 12/01/30	145	157,027
Spokane County School District No. 356 Central Valley, GO, 5.00%, 12/01/30 (GTD)	170	183,814
Spokane County School District No. 81 Spokane, GO, 5.00%, 12/01/30 (GTD)	85	92,050
State of Washington, COP
5.00%, 07/01/30	250	268,820
Series B, 5.00%, 07/01/30	130	134,822
State of Washington, GO
0.00%, 06/01/30 (NPFGC)(a)	180	158,759
4.00%, 07/01/30	150	156,015
5.00%, 02/01/30	495	530,019
5.00%, 06/01/30	195	209,804
5.00%, 07/01/30	675	727,107
5.00%, 08/01/30	580	625,511
5.00%, 08/01/30	25	26,528
5.00%, 02/01/31	255	272,429
5.00%, 08/01/31	190	204,421
5.00%, 06/01/32	445	476,281
5.00%, 06/01/33	145	154,622
5.00%, 08/01/33	160	170,989
Series C, 5.00%, 02/01/30	75	80,306
Series C, 5.00%, 02/01/30	165	170,361
University of Washington, RB
5.00%, 04/01/30	495	530,452
5.00%, 04/01/32	305	324,596
5.00%, 04/01/33	175	185,595
		12,604,220
West Virginia — 0.3%
State of West Virginia, GO
5.00%, 06/01/30	55	59,258
5.00%, 06/01/30	195	206,308
5.00%, 12/01/30	85	89,856
West Virginia Parkways Authority, RB
5.00%, 06/01/30	225	241,659
5.00%, 06/01/30	180	186,742
Security	Par (000)	Value
West Virginia (continued)
West Virginia Water Development Authority, RB, 5.00%, 07/01/30	$185	$199,069
		982,892
Wisconsin — 1.6%
City of Madison Wisconsin, GO
4.00%, 10/01/30	90	92,424
5.00%, 10/01/30	295	319,115
City of Milwaukee WI, GO, 5.00%, 12/01/30 (AG)	400	428,471
Green Bay Area Public School District, GO, 5.00%, 04/01/30	315	337,991
Milwaukee Metropolitan Sewerage District, GO
4.00%, 10/01/30	135	138,793
5.00%, 10/01/30	255	275,326
5.00%, 10/01/31	125	134,509
5.00%, 10/01/32	205	219,725
State of Wisconsin Environmental Improvement Fund Revenue, RB
4.00%, 06/01/32	400	406,424
4.00%, 06/01/33	90	91,186
5.00%, 06/01/30	75	80,750
State of Wisconsin, GO
5.00%, 05/01/30	1,145	1,230,460
5.00%, 05/01/30	65	67,447
5.00%, 05/01/30	145	153,004
5.00%, 05/01/33	145	154,612
5.00%, 05/01/34	70	74,437
Wisconsin Department of Transportation, RB
5.00%, 07/01/30	425	458,134
5.00%, 07/01/31	200	214,868
5.00%, 07/01/33	130	138,976
		5,016,652
Total Long-Term Investments — 98.0% (Cost: $314,388,673)		311,384,169
	Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 2.19%(d)(e)	1,088,349	1,088,458
Total Short-Term Securities — 0.3% (Cost: $1,088,458)		1,088,458
Total Investments — 98.3% (Cost: $315,477,131)		312,472,627
Other Assets Less Liabilities — 1.7%		5,338,234
Net Assets — 100.0%		$317,810,861

(a)	Zero-coupon bond.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
July 31, 2026
iShares® iBonds® Dec 2030 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$566,102	$522,356 (a)	$—	$—	$—	$1,088,458	1,088,349	$17,548	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$311,384,169	$—	$311,384,169
Short-Term Securities
Money Market Funds	1,088,458	—	—	1,088,458
	$1,088,458	$311,384,169	$—	$312,472,627

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed

NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SAW	State Aid Withholding
SCSDE	South Carolina State Department of Education
ST	Special Tax
TA	Tax Allocation